Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of details about other liabilities
Other liabilities consisted of the following:

	At December 31,
	2021			2020
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Payables for buy-back agreements	€3,027	€4,736	€7,763	€950	€4,115	€5,065
Accrued expenses and deferred income	2,690	117	2,807	2,224	79	2,303
Indirect tax payables	1,625	118	1,743	1,503	8	1,511
Payables to personnel	2,736	13	2,749	1,347	13	1,360
Social security payables	647	19	666	425	3	428
Construction contract liabilities (Note 14)	54	—	54	—	—	—
Service contract liability	940	2,188	3,128	254	166	420
Derivatives operating liability	374	132	506	42	3	45
Other	2,346	373	2,719	1,824	294	2,118
Total Other liabilities	€14,439	€7,696	€22,135	€8,569	€4,681	€13,250

Disclosure of analysis of other liabilities by due date
Other liabilities (excluding Accrued expenses, Deferred income and Service contract liability) by due date were as follows:

	At December 31,
	2021					2020
	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total	Total due within one year (Current)	Due between one and five years	Due beyond five years	Total due after one year (Non-Current)	Total
	(€ million)
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€10,809	€5,242	€149	€5,391	€16,200	€6,091	€4,341	€95	€4,436	€10,527

Disclosure of significant changes in contract assets and contract liabilities
Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2021, were as follows:

	At January 1, 2021	FCA - PSA merger	Advances received from customers	Amounts recognized within revenue	At December 31, 2021
	(€ million)
Construction contracts, net asset/(liability)	€—	€194	€(652)	€602	€144
Changes in the Company's service contract liability for the year ended December 31, 2021, were as follows:

	At January 1, 2021	FCA - PSA Merger	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2021
	(€ million)
Service contract liability	€420	€2,310	€1,206	€(865)	€—	€57	€3,128